DECHERT PRICE & RHOADS
                              1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006

                                   May 5, 2000



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Variable Insurance Funds
                           File Nos. 33-81800 and 811-8644

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by Variable Insurance Funds (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

          1. the Form of Statement of Additional Information dated May 1, 2000 describing the shares of the BB&T Growth and Income Fund and BB&T Capital Manager Fund of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement;

          2. the Form of Statement of Additional Information dated May 1, 2000 describing the shares of the AmSouth Equity Income Fund, AmSouth Select Equity Fund, and AmSouth Regional Equity Fund of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement; and

          3.   the text of the Trust's most recent amendment to its registration
               statement,   filed   on  April   28,   2000,   has   been   filed
               electronically.

         No fees are required in connection with this filing. Please contact the undersigned at (202) 261-3386 with any questions or comments regarding this matter.

                                                 Sincerely,



                                                 /s/Keith T. Robinson